Share-Based Payment - Schedule of RSUs and Changes in RSUs (Details) - Number of RSUs [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment [Line Items]
Outstanding at beginning of year		1,875	14,705
Granted
End of restriction period		(1,875)	(12,444)
Forfeited			(386)
Outstanding at end of year			1,875
The weighted average remaining contractual life for the restricted share units			3 months